Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
September 30, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 31.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	326,726	$3,892,147
Janus Henderson Enterprise Fund - Class N Shares£	44,470	6,832,568
Janus Henderson Growth and Income Fund - Class N Shares£	92,177	7,247,907
Janus Henderson Overseas Fund - Class N Shares£	385,249	18,724,307
Janus Henderson Research Fund - Class N Shares£	67,795	5,715,842
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	23,160	406,965
Janus Henderson Triton Fund - Class N Shares£	4,832	143,956
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	89,628	1,071,956
		44,035,648
Exchange-Traded Funds (ETFs) – 30.9%
iShares Core International Aggregate Bond	255,257	13,227,418
iShares JP Morgan USD Emerging Markets Bond	124,158	11,618,705
iShares Russell 2000 Value	17,756	2,962,056
Janus Henderson Small Cap Growth Alpha£	14,784	966,873
Vanguard FTSE Emerging Markets	228,929	10,954,253
Vanguard Value	21,277	3,714,326
		43,443,631
Fixed Income Funds – 36.4%
Janus Henderson Developed World Bond Fund - Class N Shares£	3,639,330	28,823,493
Janus Henderson Flexible Bond Fund - Class N Shares£	2,182,942	20,912,581
Janus Henderson High-Yield Fund - Class N Shares£	123,351	918,983
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	163,926	473,745
		51,128,802
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£	1,946,642	1,947,032
Total Investments (total cost $130,369,401) – 100.0%		140,555,113
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(8,047)
Net Assets – 100%		$140,547,066

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 69.8%
Equity Funds - 31.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$3,701,019	$42,796	$(105,628)	$55,742	$198,218	$3,892,147	326,726	$-	$-
Janus Henderson Enterprise Fund - Class N Shares
	6,341,881	75,197	(184,658)	13,124	587,024	6,832,568	44,470	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	6,969,933	96,807	(196,481)	12,412	365,236	7,247,907	92,177	17,395	-
Janus Henderson Overseas Fund - Class N Shares
	18,499,851	209,418	(518,380)	54,233	479,185	18,724,307	385,249	-	-
Janus Henderson Research Fund - Class N Shares
	5,669,934	62,626	(155,642)	(1,952)	140,876	5,715,842	67,795	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	376,979	4,451	(11,010)	2,192	34,353	406,965	23,160	-	-
Janus Henderson Triton Fund - Class N Shares
	135,240	1,596	(3,850)	311	10,659	143,956	4,832	-	-
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	997,159	16,368	(28,887)	3,111	84,205	1,071,956	89,628	4,642	-
Total Equity Funds - 31.3%
	$42,691,996	$509,259	$(1,204,536)	$139,173	$1,899,756	$44,035,648	1,034,037	$22,037	$-
Exchange-Traded Funds (ETFs) - 0.7%
Janus Henderson Small Cap Growth Alpha
	888,026	10,856	(26,843)	1,396	93,438	966,873	14,784	815	-

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Fixed Income Funds - 36.4%
Janus Henderson Developed World Bond Fund - Class N Shares
	$27,726,621	$540,860	$(797,862)	$8,768	$1,345,106	$28,823,493	3,639,330	$215,616	$-
Janus Henderson Flexible Bond Fund - Class N Shares
	20,168,197	491,768	(578,207)	(49,100)	879,923	20,912,581	2,182,942	256,043	-
Janus Henderson High-Yield Fund - Class N Shares
	891,373	25,777	(25,230)	948	26,115	918,983	123,351	15,535	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	465,419	11,600	(13,126)	(768)	10,620	473,745	163,926	6,273	-
Total Fixed Income Funds - 36.4%
	$49,251,610	$1,070,005	$(1,414,425)	$(40,152)	$2,261,764	$51,128,802	6,109,549	$493,467	$-
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	1,691,622	1,361,361	(1,105,949)	6	(8)	1,947,032	1,946,642	24,342	-
Total Affiliated Investments - 69.8%
	$94,523,254	$2,951,481	$(3,751,753)	$100,423	$4,254,950	$98,078,355	9,105,012	$540,661	$-

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$44,035,648	$-	$-
Exchange-Traded Funds (ETFs)	43,443,631	-	-
Fixed Income Funds	51,128,802	-	-
Money Markets	-	1,947,032	-
Total Assets	$138,608,081	$1,947,032	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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